Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Schedule of reconciliations of defined benefit obligation at present value and plan asset at fair value

	December 31,	December 31,
	2021	2022

	(in thousands)

Present value of the defined benefit obligations	$3,489	3,060
Fair value of plan assets	(4,065)	(4,307)
Prepaid pension costs	$(576)	(1,247)

Schedule of movements in present value of the defined benefit obligations

	Year ended December 31,
	2021	2022

	(in thousands)
Balance at beginning of year	$3,562	3,489
Service costs	-	4
Interest expense	15	27
Remeasurements loss (gain):
Actuarial loss (gain) arising from:
-Changes in demographic assumptions	32	24
-Experience adjustment	116	167
-Change in financial assumptions	(253)	(551)
Effect of changes in exchange rates	17	(100)
Balance at end of year	$3,489	3,060